General and administrative expenses (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
General and administrative expenses [Abstract]
Share based payments	$ (9,875,359)	$ 284,434
Professional fees	(6,566,979)	(1,486,218)
Salary and benefits	(4,046,261)	(817,696)
General, office and other	(3,605,343)	(346,562)
Insurance expense	(2,645,423)	(673,974)
Investor relations and regulatory	(2,831,781)	(148,980)
Sales tax expense	(10,693,703)	(1,945,419)
Total general and administrative expense	$ (40,264,849)	$ (5,134,415)